Intangible Assets, Net - Schedule of Intangible Assets Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Schedule of Intangible Assets Net [Abstract]
Software Copyright	¥ 14,740
Patent	15,650
Trade names	18,010
Forest land use right	333
Software	996
Human Capital	8,223
Customer Relationships	9,109
In-Process Research & Development	7,148
Supplier Relationships and Vendor Agreements	8,350
Total	82,559
Less: Accumulated amortization	(4,844)
Less: Impairment loss
Intangible asset, net	¥ 77,715